Financial Risk Management and Fair Values of Financial Instruments - Schedule of Movement in the Allowances for Loan Losses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Prior Year	¥ 164	¥ 13
Current Year	(1)	164
Trade receivables [member]
Disclosure of financial assets [line items]
Prior Year	43	36
Amounts written off during the year	(4)	(3)
Impairment losses written back	(5)	(1)
Impairment losses recognized during the year	5	11
Current Year	¥ 39	¥ 43